Related Party Transactions - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2011
ROKUROKUSOU LLC [Member]
Related Party Transaction [Line Items]
Acquisition of certain fixed assets	¥ 1,336
Kozuki Capital Corporation [Member]
Related Party Transaction [Line Items]
Acquisition of certain fixed assets	¥ 685